Schedule of related party balance with the related party (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Amount due to related party	$ 73,159	$ 52,936
Amounts due from related party	30,983	33,745
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Amount due to related party	23,007	2,196
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Amount due to related party	411,145	11,276
Bin Fu [Member]
Related Party Transaction [Line Items]
Amount due to related party	239,007	39,464
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related party	673,159	52,936
Amounts due from related party	660,539
Wuxi Wangdao [Member]
Related Party Transaction [Line Items]
Amounts due from related party	$ 660,539